INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Schedule of composition of inventories	The composition of Inventories is as follows:
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Technical stock	233,276	195,530
Non-technical stock	46,068	41,136
Total	279,344	236,666

Schedule of inventory average cost, net of provision for obsolescence

The items included in this heading are spare parts and materials that will be used mainly in consumption in in-flight and maintenance services provided to the Company and third parties, which are valued at average cost, net of provision for obsolescence, as per the following detail:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Provision for obsolescence Technical stock	20,500	21,839
Provision for obsolescence Non-technical stock	4,621	6,488
Total	25,121	28,327